4. PURCHASE - ROCKY MOUNTAIN HYDROPONICS and EVERGREEN GARDEN CENTER (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Purchase - Rocky Mountain Hydroponics And Evergreen Garden Center Tables
Purchase Price for tangible and intangible Assets
Allocation	$
Assets	$907,614
Intangible assets	366,000
Goodwill	739,000
Total	2,012,614
Less fair value of liabilities	(387,614)
Purchase price	$1,625,000

Allocation	$
Assets	$907,614
Intangible assets	366,000
Goodwill	739,000
Total	2,012,614
Less fair value of liabilities	(387,614)
Purchase price	$1,625,000

Pro-forma operating results of Rocky Mountain Hydroponics/Evergreen Garden Center
	Six Months Ended June 30, 2013,
		RMH/ EGC	Combined
	As Reported	As Reported	Pro-Forma

Net revenue	$1,625,625	$1,635,143	$3,260,768

Cost of goods sold	1,196,277	1,127,113	2,323,390

Gross profit	429,348	508,030	937,378

General and administrative	2,007,464	475,839	2,483,303

Loss from operations	(1,578,116)	32,191	(1,545,925)

Other income (expense):
Warrant expense	(250,000)	-	(250,000)
Loss on extinguishment of debt	(2,750)	-	(2,750)
Change in fair value of derivative	(169,753)	-	(169,753)
Interest expense, net	(799,310)	-	(799,310)

Net loss	$(2,799,929)	$32,191	$(2,767,738)

Net loss per share - (basic and diluted)	$(0.01)	$0.00	$(0.01)

Weighted average shares outstanding - (basic and diluted)	500,801,583	6,815,310	507,616,893